Financial Information - Washington Federal, INC. - Statement of Financial Condition (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Assets
Other assets	$ 125,076	$ 137,219
Total assets	13,082,859	12,472,944
Liabilities
Total liabilities	11,145,224	10,573,192
Stockholders’ equity
Common stock, $1.00 par value, 300,000,000 shares authorized; 132,572,475 and 129,950,223 shares issued; 102,484,671 and 106,177,615 shares outstanding	132,573	129,950
Accumulated other comprehensive income, net of tax	6,378	13,306
Treasury stock, at cost; 30,087,804 and 23,772,608 shares	(420,817)	(310,579)
Retained earnings	594,450	480,780
Total stockholders’ equity	1,937,635	1,899,752	1,906,533	1,841,147
Total liabilities and stockholders’ equity	13,082,859	12,472,944
Common stock, par value (in dollars per share)	$ 1.00	$ 1.00
Common stock, shares authorized (in shares)	300,000,000	300,000,000
Common stock, shares issued (in shares)	132,572,475	129,950,223
Common stock, shares outstanding (in shares)	102,484,671	106,177,615
Treasury stock, shares (in shares)	30,087,804	23,772,608
Parent Company [Member]
Assets
Cash	66,425	61,926
Investment in subsidiary	1,881,458	1,846,375
Other assets	0	1
Total assets	1,947,883	1,908,302
Liabilities
Dividend payable and other liabilities	10,248	8,550
Total liabilities	10,248	8,550
Stockholders’ equity
Common stock, $1.00 par value, 300,000,000 shares authorized; 132,572,475 and 129,950,223 shares issued; 102,484,671 and 106,177,615 shares outstanding	132,573	129,950
Paid-in capital	1,625,051	1,586,295
Accumulated other comprehensive income, net of tax	6,378	13,306
Treasury stock, at cost; 30,087,804 and 23,772,608 shares	(420,817)	(310,579)
Retained earnings	594,450	480,780
Total stockholders’ equity	1,937,635	1,899,752
Total liabilities and stockholders’ equity	$ 1,947,883	$ 1,908,302
Common stock, par value (in dollars per share)	$ 1.00	$ 1.00
Common stock, shares authorized (in shares)	300,000,000	300,000,000
Common stock, shares issued (in shares)	132,572,475	129,950,223
Common stock, shares outstanding (in shares)	102,484,671	106,177,615
Treasury stock, shares (in shares)	30,087,804	23,722,608